Label	Element	Value
Public Shares [Member]
Proceeds from issue of ordinary shares	ifrs-full_ProceedsFromIssueOfOrdinaryShares	$ 49,700,000
Proceeds from issue of ordinary shares	ifrs-full_ProceedsFromIssueOfOrdinaryShares	$ 0